Eaton Vance
Dividend Builder Fund
March 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Banks — 3.5%
JPMorgan Chase & Co.	157,500	$ 20,523,825
PNC Financial Services Group, Inc. (The)	69,600	8,846,160
		$ 29,369,985
Beverages — 6.2%
Coca-Cola Co. (The)	367,900	$ 22,820,837
PepsiCo, Inc.	162,900	29,696,670
		$ 52,517,507
Biotechnology — 7.2%
AbbVie, Inc.	174,400	$ 27,794,128
Amgen, Inc.	65,700	15,882,975
Gilead Sciences, Inc.	206,400	17,125,008
		$ 60,802,111
Capital Markets — 6.2%
BlackRock, Inc.	23,000	$ 15,389,760
CME Group, Inc.	69,600	13,329,792
Intercontinental Exchange, Inc.	116,600	12,160,214
S&P Global, Inc.	33,400	11,515,318
		$ 52,395,084
Chemicals — 1.0%
FMC Corp.	71,500	$ 8,732,295
		$ 8,732,295
Commercial Services & Supplies — 2.2%
Waste Management, Inc.	112,200	$ 18,307,674
		$ 18,307,674
Communications Equipment — 2.0%
Cisco Systems, Inc.	333,400	$ 17,428,485
		$ 17,428,485
Containers & Packaging — 1.8%
Packaging Corp. of America	112,300	$ 15,590,609
		$ 15,590,609
Diversified Telecommunication Services — 1.5%
TELUS Corp.(1)	638,600	$ 12,677,498
		$ 12,677,498
Security	Shares	Value
Electric Utilities — 2.0%
Xcel Energy, Inc.	248,300	$ 16,745,352
		$ 16,745,352
Electrical Equipment — 1.8%
Emerson Electric Co.	180,100	$ 15,693,914
		$ 15,693,914
Energy Equipment & Services — 2.2%
Baker Hughes Co.	636,400	$ 18,366,504
		$ 18,366,504
Ground Transportation — 1.9%
Union Pacific Corp.	82,000	$ 16,503,320
		$ 16,503,320
Health Care Equipment & Supplies — 1.5%
Abbott Laboratories	126,300	$ 12,789,138
		$ 12,789,138
Hotels, Restaurants & Leisure — 2.3%
Domino's Pizza, Inc.	25,100	$ 8,279,737
Starbucks Corp.	109,400	11,391,822
		$ 19,671,559
Household Products — 2.2%
Procter & Gamble Co. (The)	125,800	$ 18,705,202
		$ 18,705,202
Independent Power and Renewable Electricity Producers — 1.7%
NextEra Energy Partners, L.P.(1)	233,800	$ 14,203,350
		$ 14,203,350
Insurance — 4.3%
Allstate Corp. (The)	165,500	$ 18,339,055
American Financial Group, Inc.	148,500	18,042,750
		$ 36,381,805
IT Services — 2.7%
Accenture PLC, Class A	33,400	$ 9,546,054
Amdocs, Ltd.	135,100	12,973,653
		$ 22,519,707
Life Sciences Tools & Services — 2.0%
Danaher Corp.	67,000	$ 16,886,680
		$ 16,886,680

Eaton Vance
Dividend Builder Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery — 1.8%
Illinois Tool Works, Inc.	63,800	$ 15,532,110
		$ 15,532,110
Media — 4.1%
Comcast Corp., Class A	685,400	$ 25,983,514
Interpublic Group of Cos., Inc. (The)	235,700	8,777,468
		$ 34,760,982
Multi-Utilities — 2.0%
Sempra Energy	111,500	$ 16,854,340
		$ 16,854,340
Pharmaceuticals — 7.4%
Bristol-Myers Squibb Co.	295,500	$ 20,481,105
Eli Lilly & Co.	53,600	18,407,312
Merck & Co., Inc.	224,300	23,863,277
		$ 62,751,694
Professional Services — 5.4%
Automatic Data Processing, Inc.	87,200	$ 19,413,336
Booz Allen Hamilton Holding Corp.	143,400	13,291,746
Broadridge Financial Solutions, Inc.	87,100	12,766,247
		$ 45,471,329
Semiconductors & Semiconductor Equipment — 9.6%
Analog Devices, Inc.	78,000	$ 15,383,160
Broadcom, Inc.	46,600	29,895,764
KLA Corp.	25,500	10,178,835
Lam Research Corp.	20,300	10,761,436
Texas Instruments, Inc.	80,500	14,973,805
		$ 81,193,000
Software — 6.3%
Intuit, Inc.	28,100	$ 12,527,823
Microsoft Corp.	143,367	41,332,706
		$ 53,860,529
Specialized REITs — 2.1%
Lamar Advertising Co., Class A	179,700	$ 17,950,233
		$ 17,950,233
Specialty Retail — 1.9%
Home Depot, Inc. (The)	53,700	$ 15,847,944
		$ 15,847,944
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class B	100,400	$ 12,313,056
		$ 12,313,056
Wireless Telecommunication Services — 1.1%
T-Mobile US, Inc.(2)	62,600	$ 9,066,984
		$ 9,066,984
Total Common Stocks (identified cost $734,810,716)		$841,889,980

Short-Term Investments — 1.0%
Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(3)	6,012,030	$ 6,012,030
Total Affiliated Fund (identified cost $6,012,030)		$ 6,012,030

Securities Lending Collateral — 0.3%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.84%(4)	2,288,005	$ 2,288,005
Total Securities Lending Collateral (identified cost $2,288,005)		$ 2,288,005
Total Short-Term Investments (identified cost $8,300,035)		$ 8,300,035
Total Investments — 100.3% (identified cost $743,110,751)		$850,190,015
Other Assets, Less Liabilities — (0.3)%		$ (2,499,568)
Net Assets — 100.0%		$847,690,447
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2023. The aggregate market value of securities on loan at March 31, 2023 was $2,164,636 and the total market value of the collateral received by the Fund was $2,288,005, comprised of cash.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(4)	Represents investment of cash collateral received in connection with securities lending.

Eaton Vance
Dividend Builder Fund
March 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
REITs	– Real Estate Investment Trusts
The Fund did not have any open derivative instruments at March 31, 2023.
Affiliated Investments
At March 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,012,030, which represents 0.7% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,959,717	$26,573,876	$(28,521,563)	$ —	$ —	$6,012,030	$46,238	6,012,030
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$841,889,980*	$ —	$ —	$841,889,980
Short-Term Investments:
Affiliated Fund	6,012,030	—	—	6,012,030
Securities Lending Collateral	2,288,005	—	—	2,288,005
Total Investments	$850,190,015	$ —	$ —	$850,190,015
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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